Other Accounts Receivable, Net (Details) - Schedule of Account Comprises - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Account Comprises Abstract
Claims and accounts receivable from third parties	S/ 254,750	S/ 251,339
Guarantee deposits	163,740	194,885
Credits and recoverable taxes	104,654	113,923
Advances to suppliers	98,021	53,658
Restricted fund	25,419	52,014
Accounts receivable from personnel	1,925	2,359
Others	10,967	10,747
Accounts Receivable Gross	659,476	678,925
Current portion	348,072	393,195
Non-current portion	311,404	285,730
Accounts Receivable Net	S/ 659,476	S/ 678,925